Schedule of Investments

February 29, 2020 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [80.3%]
Apidos CLO XXI, Ser 2018-21A, Cl DR
7.019%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/27(A)	$750	$715
Apidos CLO XXVIII, Ser 2017-28A
0.000%, 01/20/31(A) (B)	500	316
Barings CLO, Ser 2018-2A, Cl ER
8.319%, VAR ICE LIBOR USD 3 Month+6.500%, 07/20/28(A)	1,000	996
Battalion CLO IX, Ser 2015-9A, Cl INC
0.000%, 07/15/31(A) (B)	500	319
Benefit Street Partners CLO X, Ser 2019-10A, Cl DR
8.481%, VAR ICE LIBOR USD 3 Month+6.650%, 01/15/29(A)	1,100	1,092
BlueMountain CLO XXII, Ser 2018-22A
0.000%, 07/15/31(A) (B)	3,500	2,467
BlueMountain CLO XXIII, Ser 2018-23A
0.000%, 10/20/31(A) (B)	6,500	4,688
BlueMountain Fuji US CLO II, Ser 2017-2A
0.000%, 10/20/30(A) (B)	1,500	892
BlueMountain Fuji US CLO III, Ser 2018-3A
0.000%, 01/15/30(A) (B)	3,500	2,580
Bluemountain Warehouse Investment (B)	3,334	3,340
Burnham Park CLO, Ser 2016-1A
0.000%, 10/20/29(A) (B)	7,000	4,585
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl INC
0.000%, 04/17/31(A) (B)	500	293
Carlyle Global Market Strategies CLO, Ser 2015-1A
0.000%, 07/20/31(A) (B)	613	187
Carlyle US CLO, Ser 2017-2A
0.000%, 07/20/31(A) (B)	1,700	955
Carlyle US CLO, Ser 2018-1A
0.000%, 04/20/31(A) (B)	1,100	617
Crown Point CLO IV, Ser 2018-4A, Cl E
7.319%, VAR ICE LIBOR USD 3 Month+5.500%, 04/20/31(A)	1,000	870

Description	Face Amount (000)	Value (000)
Dorchester Park CLO DAC, Ser 2018-1A, Cl ER
6.819%, VAR ICE LIBOR USD 3 Month+5.000%, 04/20/28(A)	$500	$475
Dryden 75 CLO, Ser 2019-75A
0.000%, 07/15/30(A) (B)	500	363
Dryden 81 Warehouse Investment (B)	1,578	1,578
Flatiron CLO 18, Ser 2018-1A
0.000%, 04/17/31(A) (B)	750	536
Goldentree Loan Management US CLO 2, Ser 2017-2A, Cl E
6.519%, VAR ICE LIBOR USD 3 Month+4.700%, 11/28/30(A)	2,250	1,977
GREYWOLF CLO VI, Ser 2018-1A, Cl D
7.544%, VAR ICE LIBOR USD 3 Month+5.750%, 04/26/31(A)	1,000	951
GREYWOLF CLO VII, Ser 2018-2A, Cl D
7.749%, VAR ICE LIBOR USD 3 Month+5.930%, 10/20/31(A)	500	459
Jay Park CLO, Ser 2018-1A, Cl DR
7.019%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(A)	500	462
Magnetite VII, Ser 2018-7A, Cl ER2
8.331%, VAR ICE LIBOR USD 3 Month+6.500%, 01/15/28(A)	2,000	1,704
Magnetite XVI, Ser 2015-16A
0.000%, 01/18/28(A) (B)	750	371
Magnetite XX, Ser 2018-20A, Cl E
7.169%, VAR ICE LIBOR USD 3 Month+5.350%, 04/20/31(A)	2,000	1,813
Neuberger Berman CLO XVI-S, Ser 2018-16SA, Cl E
7.231%, VAR ICE LIBOR USD 3 Month+5.400%, 01/15/28(A)	500	477
Neuberger Berman CLO XX, Ser 2017-20A, Cl ER
6.831%, VAR ICE LIBOR USD 3 Month+5.000%, 01/15/28(A)	4,500	4,282
Neuberger Berman CLO XXIII, Ser 2016-23A
0.000%, 10/17/27(A) (B)	1,000	505

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

February 29, 2020 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Neuberger Berman CLO XXIII, Ser 2018-23A, Cl ER
7.586%, VAR ICE LIBOR USD 3 Month+5.750%, 10/17/27(A)	$1,000	$929
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl E
7.719%, VAR ICE LIBOR USD 3 Month+5.900%, 10/18/30(A)	500	471
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC
0.000%, 10/18/30(A) (B)	800	508
Neuberger Berman Loan Advisers CLO 28, Ser 2018-28A, Cl E
7.419%, VAR ICE LIBOR USD 3 Month+5.600%, 04/20/30(A)	1,000	905
Oaktree CLO, Ser 2017-1A, Cl DR
7.019%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(A)	500	474
OCP CLO, Ser 2017-13A, Cl D
8.461%, VAR ICE LIBOR USD 3 Month+6.630%, 07/15/30(A)	1,500	1,421
OHA Credit Funding 3, Ser 2019-3A, Cl E2
7.319%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/32(A)	3,000	2,840
OHA Credit Partners XII, Ser 2018-12A, Cl ER
7.256%, VAR ICE LIBOR USD 3 Month+5.450%, 07/23/30(A)	500	448
Palmer Square CLO, Ser 2015-1A
0.000%, 05/21/29(A) (B)	1,000	548
Palmer Square CLO, Ser 2018-1A, Cl DR2
7.536%, VAR ICE LIBOR USD 3 Month+5.700%, 01/17/31(A)	675	618
Palmer Square Loan Funding, Ser 2018-1A, Cl D
5.781%, VAR ICE LIBOR USD 3 Month+3.950%, 04/15/26(A)	500	473
Palmer Square Loan Funding, Ser 2018-2A, Cl D
5.781%, VAR ICE LIBOR USD 3 Month+3.950%, 07/15/26(A)	500	469

Description	Face Amount (000)	Value (000)
Regatta VI Funding, Ser 2018-1A, Cl ER
6.819%, VAR ICE LIBOR USD 3 Month+5.000%, 07/20/28(A)	$394	$372
Regatta VII Funding, Ser 2018-1A, Cl ER
6.858%, VAR ICE LIBOR USD 3 Month+4.950%, 12/20/28(A)	500	474
Regatta XI Funding, Ser 2018-1A
0.000%, 07/17/31(A) (B)	500	337
Rockford Tower CLO, Ser 2018-2A, Cl E
7.819%, VAR ICE LIBOR USD 3 Month+6.000%, 10/20/31(A)	550	503
Shackleton CLO, Ser 2019-14A
0.000%, 07/20/30(A) (B)	500	363
Sound Point CLO X, Ser 2018-3A, Cl ER
7.069%, VAR ICE LIBOR USD 3 Month+5.250%, 01/20/28(A)	1,750	1,607
Sound Point CLO XI, Ser 2016-1A
0.000%, 07/20/28(A) (B)	500	243
Sound Point CLO XI, Ser 2018-1A, Cl ER
7.069%, VAR ICE LIBOR USD 3 Month+5.250%, 07/20/28(A)	250	227
Sound Point CLO XIV, Ser 2016-3A, Cl E
8.456%, VAR ICE LIBOR USD 3 Month+6.650%, 01/23/29(A)	750	717
Sound Point CLO XIX, Ser 2018-1A
0.000%, 04/15/31(A) (B)	500	338
Sound Point CLO XVII, Ser 2017-3A
0.000%, 10/20/30(A) (B)	500	323
Sound Point CLO XXI, Ser 2018-3A
0.000%, 10/26/31(A) (B)	1,000	695
Southwick Park CLO, Ser 2019-4A
0.000%, 07/20/32(A) (B)	2,000	1,565
Symphony Warehouse Investment (B)	842	862
TCI-Symphony CLO, Ser 2017-1A, Cl E
8.281%, VAR ICE LIBOR USD 3 Month+6.450%, 07/15/30(A)	250	242

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

February 29, 2020 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)/Shares	Value (000)
Webster Park CLO, Ser 2018-1A, Cl DR
7.319%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/30(A)	$1,000	$898
York CLO 2, Ser 2015-1A
0.000%, 01/22/31(A) (B)	750	457

Total Asset-Backed Securities
(Cost $64,739)		61,192

Short-Term Investment** [19.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	14,750,177	14,750

Total Short-Term Investment
(Cost $14,750)		14,750

Total Investments [99.6%]
(Cost $79,489)		$75,942

Percentages are based on net assets of $76,215 (000).

**	The rate reported is the 7-day effective yield as of February 29, 2020.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2019, the value of these securities amounted to $55,412 (000), representing 72.7% of the net assets of the Fund.
(B)	Interest rate unavailable as security represents an equity CLO tranche.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

USD — United States Dollar

VAR — Variable

The following is a list of the inputs used as of February 29, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$61,192	$—	$61,192
Short-Term Investment	14,750	—	—	14,750
Total Investments in Securities	$14,750	$61,192	$—	$75,942

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

CNR-QH-004-0300

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3